Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jan. 07, 2021	Dec. 31, 2020	Nov. 11, 2020	Nov. 03, 2020
Debt Instrument, Unamortized Discount, Current	$ 0	$ 7,406			$ 19,221
Preferred Stock, Shares Authorized	1,200,000	1,200,000			1,200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Issued		21,000			0
Common Stock, Shares Authorized	300,000,000	300,000,000			300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares, Issued	151,830,378	147,477,358	147,477,358
Common Stock, Shares, Outstanding	151,830,378	147,477,358	147,477,358		118,133,432
Preferred Class A [Member]
Preferred Stock, Shares Authorized	10,000	10,000			10,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001		$ 0.001
Preferred Stock, Shares Issued	10,000	10,000
Preferred Stock, Shares Outstanding	10,000	10,000			10,000
Preferred Class B [Member]
Preferred Stock, Shares Authorized	200,000	200,000			200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred Stock, Shares Issued	21,000	21,000
Preferred Stock, Shares Outstanding	21,000	21,000			0
Preferred Class C [Member]
Preferred Stock, Shares Authorized	200,000	200,000		200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0			0